8. CRC Transferred to the Parana State Government (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Crc Transferred To Parana State Government Details Abstract
Changes in CRC, beginning	R$ 1,516,362	R$ 1,522,735
Interest	93,009	97,085
Monetary variations	95,788	(6,373)
Amortizations	(260,117)	(97,085)
Changes in CRC, ending	1,445,042	1,516,362
Changes in CRC, current	190,876	167,109
Changes in CRC, noncurrent	R$ 1,254,166	R$ 1,349,253